Debt and Equity Securities of Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	¥ 4,504,913	¥ 3,965,451
Held-to-maturity securities, Gross unrealized gains	422,789	549,211
Held-to-maturity securities, Gross unrealized losses	(4)
Held-to-maturity securities, Fair value	4,927,698	4,514,662
Marketable securities, Cost	6,412,486	5,884,366
Marketable securities, Gross unrealized gains	650,133	732,751
Marketable securities, Gross unrealized losses	(280)	(2,153)
Marketable securities, Fair value	7,062,339	6,614,964
Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	1,823,499	1,829,836
Available-for-Sale, Gross unrealized gains	135,367	139,097
Available-for-Sale, Gross unrealized losses	(242)	(1,156)
Available-for-Sale, Fair value	1,958,624	1,967,777
Equity securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	84,074	89,079
Available-for-Sale, Gross unrealized gains	91,977	44,443
Available-for-Sale, Gross unrealized losses	(34)	(997)
Available-for-Sale, Fair value	176,017	132,525
Japanese national government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	4,398,018	3,876,600
Held-to-maturity securities, Gross unrealized gains	418,845	545,188
Held-to-maturity securities, Gross unrealized losses	(3)
Held-to-maturity securities, Fair value	4,816,860	4,421,788
Japanese national government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	1,130,397	1,106,265
Available-for-Sale, Gross unrealized gains	113,684	114,806
Available-for-Sale, Gross unrealized losses	(28)	(463)
Available-for-Sale, Fair value	1,244,053	1,220,608
Japanese local government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	6,222	7,195
Held-to-maturity securities, Gross unrealized gains	373	432
Held-to-maturity securities, Gross unrealized losses
Held-to-maturity securities, Fair value	6,595	7,627
Japanese local government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	62,670	66,553
Available-for-Sale, Gross unrealized gains	468	643
Available-for-Sale, Gross unrealized losses	(7)	(1)
Available-for-Sale, Fair value	63,131	67,195
Japanese corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	28,030	28,918
Held-to-maturity securities, Gross unrealized gains	2,705	3,571
Held-to-maturity securities, Gross unrealized losses
Held-to-maturity securities, Fair value	30,735	32,489
Japanese corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	168,275	210,519
Available-for-Sale, Gross unrealized gains	984	1,715
Available-for-Sale, Gross unrealized losses	(8)	(70)
Available-for-Sale, Fair value	169,251	212,164
Foreign corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	56,284	52,738
Held-to-maturity securities, Gross unrealized gains	19	20
Held-to-maturity securities, Gross unrealized losses
Held-to-maturity securities, Fair value	56,303	52,758
Foreign corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	434,570	425,892
Available-for-Sale, Gross unrealized gains	16,547	17,502
Available-for-Sale, Gross unrealized losses	(182)	(620)
Available-for-Sale, Fair value	450,935	442,774
Other
Schedule of Investments [Line Items]
Held-to-maturity securities, Gross unrealized losses
Other | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	27,587	20,607
Available-for-Sale, Gross unrealized gains	3,684	4,431
Available-for-Sale, Gross unrealized losses	(17)	(2)
Available-for-Sale, Fair value	31,254	25,036
Foreign government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	16,359
Held-to-maturity securities, Gross unrealized gains	847
Held-to-maturity securities, Gross unrealized losses	(1)
Held-to-maturity securities, Fair value	¥ 17,205